Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital
Summary of share capital

Issued and outstanding	Common shares	Amount
	#	$
Balance – December 31, 2019	799,780	224,528

Issuance of common shares, net of transaction costs	1,707,365	10,480
Balance – December 31, 2020	2,507,145	235,008

Issuance of common shares, net of transaction costs	943,448	29,082
Exercise of warrants, net of issuance costs upon exercise	1,404,443	29,301
Exercise of deferred share units	840	19
Balance – December 31, 2021	4,855,876	293,410

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Balance – December 31, 2022	4,855,876	293,410